Finance Costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finance Costs [Abstract]
Interest expenses on bank borrowings wholly repayable within one year	$ 96,385	$ 71,783